Offerings - Offering: 1	Jun. 26, 2025 USD ($) shares
Offering:
Fee Previously Paid	false
Rule 457(a)	true
Security Type	Equity
Security Class Title	Common stock, par value $0.001 per share ("Common Stock"), to be issued under the QuidelOrtho Corporation Second Amended and Restated 2018 Equity Incentive Plan
Amount Registered | shares	6,200,000
Proposed Maximum Offering Price per Unit	27.47
Maximum Aggregate Offering Price	$ 170,314,000.00
Fee Rate	0.01531%
Amount of Registration Fee	$ 26,075.07
Offering Note	Pursuant to Rule 416 of the Securities Act of 1933, as amended (the "Securities Act"), this Registration Statement on Form S-8 also includes additional shares of Common Stock in respect of the securities identified in the above table that may become issuable as a result of adjustments for stock splits, stock dividends and similar transactions pursuant to the terms of the QuidelOrtho Corporation Second Amended and Restated 2018 Equity Incentive Plan. Estimated solely for purposes of calculating the registration fee, pursuant to paragraphs (c) and (h) of Rule 457 under the Securities Act, on the basis of the average of the high and low sale prices of the shares of Common Stock of QuidelOrtho Corporation on the Nasdaq Stock Market on June 23, 2025, within five business days prior to filing.